                                     MONEY
                                    MARKET [BAR LOGO]
                                      FUND

                     [Pictures of People Working & Playing]

                       The Intelligent Creation of Wealth




                                 ANNUAL REPORT
                           and Investment Performance
                        Review for the Fiscal Year Ended
                                August 31, 2002



                                (HERITAGE LOGO)

                                                                 October 4, 2002

Dear Fellow Shareholders,

     I am pleased to provide you with the annual report for the Heritage Cash Trust -- Money Market Fund (the "Fund") for the fiscal year ended August 31, 2002. The seven day current yield of the Fund declined from a 3.01%* level on September 1, 2001 to 1.12%* on August 31, 2002. The decline can be attributed to a series of interest rate cuts by the Federal Reserve in the last calendar quarter of 2001. The seven day current yield reported in our semiannual report dated February 28, 2002, was 1.24%*.

     At the end of the period, 55.7% of the Fund's net assets were invested in short-term obligations issued by U.S. agencies, including Fannie Mae, Freddie Mac and the Federal Home Loan Bank; 12.7% were invested in U.S. Treasury securities; and 25.4% were invested in commercial paper rated A-1 or better by Standard & Poor's Ratings Group. This satisfies the standards necessary to retain the Fund's AAAm rating from Standard & Poor's Ratings Group. Ratings are subject to change and do not remove market risk from your investment.**

     As a reminder, your Fund continues to offer many features that make it easy for you to use. These include free checking (including free checking and returned cancelled checks), various periodic payment programs, and daily "sweeps" to and from your brokerage accounts.

     During this reporting period the Fund's Trustees appointed Deborah Talbot as a new Trustee to the Heritage Family of Funds. Ms. Talbot's background in executive consulting and advisory services is a welcome addition to our current Board. On behalf of Heritage, I thank you for your continuing investment in the Heritage Cash Trust -- Money Market Fund.

                                          Sincerely,

                                          /s/ Richard K. Riess

                                          Richard K. Riess
                                          President
---------------

 * This performance data represents past performance and the investment return of an investment in the Fund will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

** Standard & Poor's, a widely recognized independent authority on credit quality, rates certain money market funds based on weekly analysis. When rating a money market fund, Standard & Poor's assesses the safety of principal. According to Standard & Poor's, a fund rated AAAm ("m" denotes money market fund) offers excellent safety features and has superior capacity to maintain principal value and limit exposure to loss. In evaluating safety, Standard & Poor's focuses on credit quality, liquidity, and management.

                                                                   Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
--------------------------------------------------------------------------------

        PRINCIPAL                                         VALUE
         AMOUNT                                           -----
COMMERCIAL PAPER--25.4%(A)

  COSMETICS/PERSONAL CARE--1.4%
            $  70,000,000  Kimberly-Clark
                             Corporation, 1.70%,
                             11/08/02...............   $  69,771,917
                                                      --------------

  DIVERSIFIED MANUFACTURER--2.9%
              150,000,000  General Electric Company,
                             1.76%, 09/09/02........     149,934,000
                                                      --------------

  FINANCIAL INSTITUTIONS--1.5%
               30,000,000  Private Export Funding
                             Corporation, 1.82%,
                             10/02/02...............      29,951,467
               49,000,000  Private Export Funding
                             Corporation, 1.79%,
                             01/08/03...............      48,683,269
                                                      --------------
                                                          78,634,736
                                                      --------------

  FOOD--2.9%
              100,000,000  Nestle Capital
                             Corporation, 1.76%,
                             10/15/02...............      99,780,000
               50,000,000  Nestle Capital
                             Corporation, 1.80%,
                             12/17/02...............      49,730,000
                                                      --------------
                                                         149,510,000
                                                      --------------

  HEALTHCARE PRODUCTS--0.5%
               23,900,000  Johnson & Johnson,
                             1.72%, 11/14/02........      23,814,358
                                                      --------------

  OIL & GAS--2.9%
               50,000,000  Chevron UK Investment
                             PLC, 1.81%, 09/04/02...      49,989,944
               50,000,000  ChevronTexaco
                             Corporation, 1.73%,
                             09/23/02...............      49,944,736
               50,000,000  ChevronTexaco
                             Corporation, 1.73%,
                             09/25/02...............      49,939,931
                                                      --------------
                                                         149,874,611
                                                      --------------

        PRINCIPAL                                         VALUE
         AMOUNT                                           -----
COMMERCIAL PAPER (CONTINUED)

  PHARMACEUTICALS--11.3%
               18,000,000  Abbott Laboratories,
                             1.72%, 09/10/02........      17,991,400
               60,000,000  Abbott Laboratories,
                             1.66%, 10/08/02........      59,894,867
               65,000,000  Abbott Laboratories,
                             1.66%, 10/15/02........      64,865,125
               80,000,000  Bristol-Myers Squibb
                             Company, 1.72%,
                             09/12/02...............      79,954,133
               30,000,000  Bristol-Myers Squibb
                             Company, 1.73%,
                             09/18/02...............      29,974,050
               38,350,000  Bristol-Myers Squibb
                             Company, 1.70%,
                             10/30/02...............      38,241,342
               75,000,000  Merck & Company, Inc.,
                             1.70%, 09/04/02........      74,985,833
               75,000,000  Pfizer, Inc., 1.69%,
                             09/19/02...............      74,933,104
               75,000,000  Pfizer, Inc., 1.70%,
                             09/26/02...............      74,907,917
               13,315,000  Schering Corporation,
                             1.73%, 09/03/02........      13,313,080
               50,000,000  Schering Corporation,
                             1.68%, 10/01/02........      49,927,667
                                                      --------------
                                                         578,988,518
                                                      --------------

  GOVERNMENT OBLIGATIONS & AGENCIES--2.0%
               40,000,000  The Canadian Wheat Board,
                             1.77%, 10/07/02........      39,927,233
               60,000,000  The Canadian Wheat Board,
                             1.80%, 09/03/02........      59,991,000
                                                      --------------
                                                          99,918,233
                                                      --------------
Total Commercial Paper (cost $1,300,446,373)........   1,300,446,373
                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
                                  (CONTINUED)
--------------------------------------------------------------------------------

        PRINCIPAL                                         VALUE
         AMOUNT                                           -----
U.S. AGENCY SECURITIES--55.7%(A)
            $ 250,000,000  Fannie Mae, 1.73%,
                             09/04/02...............    $249,951,944
              100,000,000  Fannie Mae, 1.74%,
                             09/18/02...............      99,913,250
               70,000,000  Fannie Mae, 1.64%,
                             11/06/02...............      69,786,344
              100,000,000  Fannie Mae, 1.65%,
                             11/06/02...............      99,692,917
               70,000,000  Fannie Mae, 1.75%,
                             12/24/02...............      69,608,681
               18,800,000  Fannie Mae, 1.68%,
                             01/08/03...............      18,685,947
              106,800,000  Fannie Mae, 1.76%,
                             01/08/03...............     106,121,227
                7,007,000  Fannie Mae, 1.58%,
                             01/15/03...............       6,964,868
               43,200,000  Fannie Mae, 1.76%,
                             01/15/03...............      42,910,656
               39,150,000  Fannie Mae, 1.68%,
                             01/22/03...............      38,886,912
               63,371,000  Fannie Mae, 1.58%,
                             01/29/03...............      62,951,026
              100,000,000  Federal Home Loan Bank,
                             1.73%, 09/04/02........      99,980,778
              150,000,000  Federal Home Loan Bank,
                             1.73%, 09/06/02........     149,956,875
              100,000,000  Federal Home Loan Bank,
                             1.73%, 09/06/02........      99,971,167
              100,000,000  Federal Home Loan Bank,
                             1.66%, 09/13/02........      99,940,056
               75,000,000  Federal Home Loan Bank,
                             1.65%, 09/20/02........      74,931,250
               50,000,000  Federal Home Loan Bank,
                             1.66%, 09/20/02........      49,953,889
              100,000,000  Federal Home Loan Bank,
                             1.73%, 10/02/02........      99,846,222
              100,000,000  Federal Home Loan Bank,
                             2.11%, 10/02/02........      99,812,444
              100,000,000  Federal Home Loan Bank,
                             1.57%, 01/03/03........      99,454,861
               61,459,000  Federal Home Loan Bank,
                             1.68%, 01/08/03........      61,086,149
               47,000,000  Federal Home Loan Bank,
                             1.57%, 01/15/03........      46,719,188

        PRINCIPAL                                         VALUE
         AMOUNT                                           -----
U.S. AGENCY SECURITIES (CONTINUED)
              100,000,000  Freddie Mac, 1.70%,
                             09/24/02...............      99,886,667
               50,000,000  Freddie Mac, 1.68%,
                             09/24/02...............      49,944,000
              100,000,000  Freddie Mac, 1.70%,
                             09/27/02...............      99,872,500
               90,201,000  Freddie Mac, 1.68%,
                             09/27/02...............      90,087,347
               75,000,000  Freddie Mac, 1.76%,
                             12/27/02...............      74,567,333
               25,000,000  Freddie Mac, 1.76%,
                             12/27/02...............      24,855,778
              175,000,000  Freddie Mac, 1.64%,
                             01/02/03...............     174,011,444
               79,113,000  Freddie Mac, 1.68%,
                             01/02/03...............      78,655,199
               75,000,000  Freddie Mac, 1.74%,
                             01/02/03...............      74,550,500
               24,165,000  Freddie Mac, 1.68%,
                             01/08/03...............      24,018,399
               75,000,000  Student Loan Marketing
                             Association, 1.72%,
                             10/01/02...............      74,888,917
               41,000,000  Student Loan Marketing
                             Association, 1.70%,
                             10/18/02...............      40,907,067
              100,000,000  Student Loan Marketing
                             Association, 1.69%,
                             02/20/03...............     100,000,000
                                                      --------------
Total U.S. Agency Securities (cost
  $2,853,371,802)...................................   2,853,371,802
                                                      --------------
U.S. TREASURIES--12.7%(A)
              300,000,000  United States Treasury
                             Bill, 1.67%,
                             09/26/02...............     299,638,167
              200,000,000  United States Treasury
                             Bill, 1.70%,
                             10/03/02...............     199,689,250
              150,000,000  United States Treasury
                             Bill, 1.76%,
                             12/19/02...............     149,193,333
                                                      --------------
Total U.S. Treasuries (cost $648,520,750)...........     648,520,750
                                                      --------------
Total Investment Portfolio excluding repurchase
  agreement (cost $4,802,338,925)...................   4,802,338,925
                                                      --------------

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF NET ASSETS
                                AUGUST 31, 2002
                                  (CONTINUED)
--------------------------------------------------------------------------------

        PRINCIPAL                                         VALUE
         AMOUNT                                           -----
REPURCHASE AGREEMENT--6.6%(A)

Repurchase Agreement with State Street Bank and
Trust Company, dated August 30, 2002 @ 1.70% to be
repurchased at $338,223,875 on September 03, 2002,
collateralized by $122,900,000 United States
Treasury Bills, due November 29, 2002, $49,240,000
United States Treasury Bills, due January 2, 2003,
$73,995,000 United States Treasury Bills, due
January 30, 2003, $24,665,000 United States Treasury
Bills, due February 13, 2003, $43,000,000 United
States Treasury Notes, 6.0% due August 15, 2009,
$21,060,000 United States Treasury Notes, 6.875% due
May 15, 2006, $2,120,000 United States Treasury
Notes, 3.625% due March 31, 2004, (market value
$344,943,457 including interest) (cost
$338,160,000).......................................   $ 338,160,000
                                                      --------------
TOTAL INVESTMENT PORTFOLIO
  (cost $5,140,498,925)(b), 100.4%(a)...............   5,140,498,925
OTHER ASSETS AND LIABILITIES, net, (0.4%)(a)........     (22,011,507)
                                                      --------------
NET ASSETS, (consisting of paid-in-capital),
100.0%..............................................  $5,118,487,418
                                                      ==============
CLASS A SHARES
Net asset value, offering and redemption price per
share, ($5,106,215,315 divided by 5,106,199,876
shares outstanding).................................   $        1.00
                                                      ==============
CLASS B SHARES
Net asset value, offering and redemption price per
share, ($5,827,523 divided by 5,827,329 shares
outstanding)........................................   $        1.00
                                                      ==============
CLASS C SHARES
Net asset value, offering and redemption price per
share, ($6,444,580 divided by 6,444,494 shares
outstanding)........................................   $        1.00
                                                      ==============
---------------
(a) Percentages indicated are based on net assets.
(b) The aggregate identified cost for federal income tax purposes is the same.

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                            STATEMENT OF OPERATIONS
                   FOR THE FISCAL YEAR ENDED AUGUST 31, 2002
--------------------------------------------------------------------------------

Investment Income:
Interest....................................................                $111,203,045
Expenses:
  Management fee............................................  $20,684,306
  Distribution fee (Class A Shares).........................    7,514,000
  Distribution fee (Class B Shares).........................        6,389
  Distribution fee (Class C Shares).........................        5,540
  Shareholder servicing fees................................    5,925,712
  Custodian fee.............................................      359,222
  State qualification expenses..............................      297,553
  Reports to shareholders...................................      185,739
  Professional fees.........................................       71,397
  Fund accounting fee.......................................       59,794
  Federal registration expense..............................       32,631
  Insurance.................................................       32,615
  Trustees' fees and expenses...............................       12,285
  Other.....................................................       21,939
                                                              -----------
        Total expenses......................................                  35,209,122
                                                                            ------------
Net investment income from operations.......................                $ 75,993,923
                                                                            ============

--------------------------------------------------------------------------------
                      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                 FOR THE FISCAL YEARS ENDED
                                                              ---------------------------------
                                                              AUGUST 31, 2002   AUGUST 31, 2001
                                                              ---------------   ---------------
Increase in net assets:
Operations:
  Net investment income from operations.....................  $   75,993,923    $  205,980,718
Distributions to shareholders from:
  Net investment income Class A Shares, ($0.015 and $0.048
    per share, respectively)................................     (75,584,522)     (205,832,185)
  Net investment income Class B Shares, ($0.015 and $0.048
    per share, respectively)................................         (65,102)          (62,102)
  Net investment income Class C Shares, ($0.015 and $0.048
    per share, respectively)................................         (54,709)          (86,431)
                                                              --------------    --------------
Net distributions to shareholders...........................     (75,704,333)     (205,980,718)
Increase in net assets from Fund share transactions.........     354,686,358       871,299,950
                                                              --------------    --------------
Increase in net assets......................................     354,975,948       871,299,950
Net assets, beginning of fiscal year........................   4,763,511,470     3,892,211,520
                                                              --------------    --------------
Net assets, end of fiscal year..............................  $5,118,487,418    $4,763,511,470
                                                              ==============    ==============

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                     CLASS A SHARES
                                     -----------------------------------------------
                                               FOR THE FISCAL YEARS ENDED
                                                        AUGUST 31
                                     -----------------------------------------------
                                      2002      2001      2000      1999      1998
                                     -------   -------   -------   -------   -------
Net asset value, beginning of
 fiscal year.......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                     -------   -------   -------   -------   -------
Income from Investment Operations:
 Net investment income(a)..........    0.015     0.048     0.053     0.044     0.049
Less Distributions:
 Dividends from net investment
   income and net realized
   gains(a)........................   (0.015)   (0.048)   (0.053)   (0.044)   (0.049)
                                     -------   -------   -------   -------   -------
Net asset value, end of fiscal
 year..............................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                     =======   =======   =======   =======   =======
Total Return(%)....................     1.53      4.87      5.43      4.46      4.99
Ratios(%)/Supplemental Data:
 Operating expenses, net, to
   average daily net assets........     0.70      0.72      0.72      0.73      0.75
 Net investment income to average
   daily net assets................     1.51      4.69      5.31      4.37      4.88
 Net assets, end of fiscal year ($
   millions).......................    5,106     4,757     3,890     3,106     2,492

                                                     CLASS B SHARES
                                     -----------------------------------------------
                                               FOR THE FISCAL YEARS ENDED
                                                        AUGUST 31
                                     -----------------------------------------------
                                      2002      2001      2000      1999      1998+
                                     -------   -------   -------   -------   -------
Net asset value, beginning of
 fiscal year.......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                     -------   -------   -------   -------   -------
Income from Investment Operations:
 Net investment income(a)..........    0.015     0.048     0.053     0.044     0.027
Less Distributions:
 Dividends from net investment
   income and net realized
   gains(a)........................   (0.015)   (0.048)   (0.053)   (0.044)   (0.027)
                                     -------   -------   -------   -------   -------
Net asset value, end of fiscal
 year..............................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                     =======   =======   =======   =======   =======
Total Return(%)....................     1.53      4.87      5.43      4.46      2.70(b)
Ratios(%)/Supplemental Data:
 Operating expenses, net, to
   average daily net assets........     0.70      0.72      0.72      0.73      0.75(c)
 Net investment income to average
   daily net assets................     1.52      4.40      5.25      4.37      4.86(c)
 Net assets, end of fiscal year ($
   millions).......................        6         4         1         1        --

                                                     CLASS C SHARES
                                     -----------------------------------------------
                                               FOR THE FISCAL YEARS ENDED
                                                        AUGUST 31
                                     -----------------------------------------------
                                      2002      2001      2000      1999      1998
                                     -------   -------   -------   -------   -------
Net asset value, beginning of
 fiscal year.......................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                     -------   -------   -------   -------   -------
Income from Investment Operations:
 Net investment income(a)..........    0.015     0.048     0.053     0.044     0.049
Less Distributions:
 Dividends from net investment
   income and net realized
   gains(a)........................   (0.015)   (0.048)   (0.053)   (0.044)   (0.049)
                                     -------   -------   -------   -------   -------
Net asset value, end of fiscal
 year..............................  $  1.00   $  1.00   $  1.00   $  1.00   $  1.00
                                     =======   =======   =======   =======   =======
Total Return(%)....................     1.53      4.87      5.43      4.46      4.99
Ratios(%)/Supplemental Data:
 Operating expenses, net, to
   average daily net assets........     0.70      0.72      0.72      0.73      0.75
 Net investment income to average
   daily net assets................     1.47      4.63      5.19      4.37      4.87
 Net assets, end of fiscal year ($
   millions).......................        6         2         1         3         3

---------------

+ For the period January 2, 1998 (commencement of Class B Shares) to August 31, 1998.
(a) Includes net realized gains and losses which were less than $.001 per share for each of the periods.
(b)  Not annualized.
(c)  Annualized.

    The accompanying notes are an integral part of the financial statements.

                                                                   Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Note 1: SIGNIFICANT ACCOUNTING POLICIES. Heritage Cash Trust (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company consisting of two separate investment portfolios, the Money Market Fund (the "Fund") and the Municipal Money Market Fund. The Fund seeks to achieve maximum current income consistent with stability of principal. The Fund offers three classes of shares, Class A, Class B and Class C Shares. Class A, B and C Shares have no front end sales charges, but when redeemed, may be subject to a contingent deferred sales charge (CDSC) if they were acquired through an exchange from another Heritage Mutual Fund. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

        Security Valuation: The Fund uses the amortized cost method of security valuation (as set forth in Rule 2a-7 under the Investment Company Act of 1940, as amended). The amortized cost of an instrument is determined by valuing it at cost at the time of purchase and thereafter accreting/amortizing any purchase discount/premium at a constant rate until maturity.

        Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount equal to at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

        Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in the Tax Reform Act of 1986, as amended. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

        Distribution of Income and Gains: Distributions from net investment income and net realized gains available for distribution are declared daily and paid monthly. The Fund uses the identified cost method for determining realized gain or loss on investment transactions for both financial and federal income tax reporting purposes.

        Expenses: The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage Mutual Funds based upon methods approved by the Board of Trustees. Expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets. All expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class.

        State Qualification Expenses: State qualification expenses are amortized based either on the time period covered by the qualification or as related shares are sold, whichever is appropriate for each state.

        Other: Investment transactions are recorded on a trade date basis. Interest income is recorded on the accrual basis.

                                                                   Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 2: FUND SHARES. At August 31, 2002, there was an unlimited number of shares of beneficial interest of no par value authorized.

        Transactions in Class A, B and C Shares and dollars of the Fund during the fiscal year ended August 31, 2002 at a net asset value of $1.00 per share, were as follows:

                                                                      A SHARES        B SHARES     C SHARES
                                                                   ---------------   ----------   ----------
        Shares sold..............................................   15,442,611,306    7,208,295    9,604,972
        Shares issued on reinvestment of distributions...........       83,365,351       39,030       50,888
        Shares redeemed..........................................  (15,177,485,113)  (5,212,440)  (5,495,931)
                                                                   ---------------   ----------   ----------
          Net increase...........................................      348,491,544    2,034,885    4,159,929
        Shares outstanding:
          Beginning of fiscal year...............................    4,757,708,332    3,792,444    2,284,565
                                                                   ---------------   ----------   ----------
          End of fiscal year.....................................    5,106,199,876    5,827,329    6,444,494
                                                                   ===============   ==========   ==========

        Transactions in Class A, B and C Shares and dollars of the Fund during the fiscal year ended August 31, 2001 at a net asset value of $1.00 per share, were as follows:

                                                                      A SHARES        B SHARES     C SHARES
                                                                   ---------------   ----------   ----------
        Shares sold..............................................   15,327,966,699    5,779,105    5,397,315
        Shares issued on reinvestment of distributions...........      194,853,601       50,930       77,424
        Shares redeemed..........................................  (14,655,337,303)  (2,871,988)  (4,615,833)
                                                                   ---------------   ----------   ----------
          Net increase...........................................      867,482,997    2,958,047      858,906
        Shares outstanding:
          Beginning of fiscal year...............................    3,890,225,335      834,397    1,425,659
                                                                   ---------------   ----------   ----------
          End of fiscal year.....................................    4,757,708,332    3,792,444    2,284,565
                                                                   ===============   ==========   ==========

Note 3: PURCHASES AND MATURITIES OF SECURITIES. For the fiscal year ended August 31, 2002, purchases and maturities of short-term investment securities, excluding repurchase agreements, aggregated $15,359,150,234 and $16,201,796,000, respectively. Purchases and sales/maturities of U.S. Government obligations, aggregated $17,374,185,570 and $16,161,221,000, respectively.

                                                                   Annual Report

--------------------------------------------------------------------------------
                    HERITAGE CASH TRUST -- MONEY MARKET FUND
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)
--------------------------------------------------------------------------------

Note 4: MANAGEMENT, DISTRIBUTION, SHAREHOLDER SERVICING AGENT, FUND ACCOUNTING AND TRUSTEES' FEES. Under the Trust's Investment Advisory and Administration Agreement with Heritage Asset Management, Inc. (the "Manager" or "Heritage"), the Fund agrees to pay to the Manager for investment advice, portfolio management services (including the placement of brokerage orders), and certain compliance and administrative services a fee equal to an annual rate as shown in the table below based on the Fund's average daily net assets, computed daily and payable monthly.

                                      FUND'S AVERAGE                        MANAGEMENT
                                     DAILY NET ASSETS                        FEE RATE
                                     ----------------                       ----------
                 First $500 million.......................................    0.500%
                 Next $500 million........................................    0.475%
                 Next $500 million........................................    0.450%
                 Next $500 million........................................    0.425%
                 Next $500 million........................................    0.400%
                 Next $2.5 billion........................................    0.375%
                 Next $5.0 billion........................................    0.360%
                 Greater than $10 billion.................................    0.350%

        The amount payable to the Manager as of August 31, 2002 was $1,814,901. Pursuant to a contractual agreement dated January 2, 2002, the Manager has agreed to waive its fees and, if necessary, reimburse the Fund to the extent that annual operating expenses exceed 0.74% of the average daily net assets for the fiscal year ended August 31, 2002. No fees were waived and no expenses were reimbursed for the fiscal year ended August 31, 2002.

        The Manager is also the Shareholder Servicing Agent and Fund Accountant for the Fund. The Manager charged $5,925,712 for Shareholder Servicing fees and $59,794 for Fund Accounting services, of which $948,480 and $10,000 were payable as of August 31, 2002, respectively.

        Raymond James & Associates, Inc. (the "Distributor" or "RJA") has advised the Fund that it received $4,970, $95,679 and $3,886 in contingent deferred sales charges for Class A, Class B and Class C Shares, respectively during the fiscal year ended August 31, 2002.

        Pursuant to plans adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund pays the Distributor a fee of up to 0.15% of average daily net assets for the services it provides in connection with the promotion and distribution of Class A, Class B and Class C Fund shares. Such fee is accrued daily and payable monthly. The total amount payable to the Distributor as of August 31, 2002 was $663,315. The Manager, Distributor, Fund Accountant and Shareholder Servicing Agent are all wholly owned subsidiaries of Raymond James Financial, Inc. ("RJF").

        Trustees of the Trust also serve as Trustees for Heritage Capital Appreciation Trust, Heritage Growth and Income Trust, Heritage Income Trust and Heritage Series Trust, investment companies that are also advised by the Manager (collectively referred to as the "Heritage Mutual Funds"). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or an employee of an affiliate of the Manager receives an annual fee of $18,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. Trustees' fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds. For the fiscal year ended August 31, 2002, the Fund paid the Trustees an aggregate amount of $11,365 in fees.

Note 5: FEDERAL INCOME TAXES. The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) from investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital or accumulated net realized gain (loss), as appropriate, in the period that the differences arise. During the fiscal year ended August 31, 2002, the Fund utilized $289,590 of capital loss carryforwards from prior years and has no remaining capital loss carryforwards. All dividends paid by the Fund from net investment income are deemed to be ordinary income for Federal income tax purposes.

                                                                   Annual Report

--------------------------------------------------------------------------------

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Heritage Cash Trust -- Money Market Fund

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Heritage Cash Trust -- Money Market Fund (the "Fund") at August 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

  /s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP
Tampa, Florida
October 4, 2002

                                                                   Annual Report

--------------------------------------------------------------------------------

                              HERITAGE CASH TRUST
                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                           HERITAGE MUTUAL
                                                                                                FUNDS
                                                  TERM OF OFFICE*         PRINCIPAL            COMPLEX            OTHER
        NAME, ADDRESS             POSITION(S)      AND LENGTH OF    OCCUPATION(S) DURING      OVERSEEN        DIRECTORSHIPS
           AND AGE              HELD WITH FUND      TIME SERVED         PAST 5 YEARS         BY TRUSTEE      HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------

    AFFILIATED TRUSTEES**
       THOMAS A. JAMES              Trustee       Since inception   Chairman of the Board     13                N/A
     880 Carillon Parkway                            in 1985          since 1986; Chief
   St. Petersburg, FL 33716                                         Executive Officer of
             (60)                                                      RJF since 1969;
                                                                    Chairman of the Board
                                                                     of RJA since 1986;
                                                                    Chairman of the Board
                                                                       of Eagle Asset
                                                                      Management, Inc.
                                                                    ("Eagle") since 1984.
----------------------------------------------------------------------------------------------------------------------------
       RICHARD K. RIESS            President        Since 2000         Executive Vice         13                N/A
     880 Carillon Parkway             and                               President and
   St. Petersburg, FL 33716         Trustee       Since inception   Managing Director for
             (53)                                    in 1985         Asset Management of
                                                                    RJF since 1998; Chief
                                                                    Executive Officer of
                                                                      Eagle since 1996;
                                                                       Chief Executive
                                                                     Officer of Heritage
                                                                    since 2000; President
                                                                      of Eagle, 1995 to
                                                                            2000.
----------------------------------------------------------------------------------------------------------------------------

     INDEPENDENT TRUSTEES
       C. ANDREW GRAHAM             Trustee       Since inception     Graham Financial        13                N/A
     880 Carillon Parkway                            in 1985            Partners LLC
   St. Petersburg, FL 33716                                            (insurance and
             (62)                                                   investment services)
                                                                         since 1999;
                                                                    Representative of NFP
                                                                      Securities, Inc.
                                                                    (broker-dealer) since
                                                                    2002; Representative
                                                                     of Multi-Financial
                                                                      Securities Corp.
                                                                    (broker-dealer), 1996
                                                                      to 2001; V.P. of
                                                                      Financial Designs
                                                                     Ltd., 1996 to 1999.
----------------------------------------------------------------------------------------------------------------------------

                                                                   Annual Report

--------------------------------------------------------------------------------

                              HERITAGE CASH TRUST
                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                           HERITAGE MUTUAL
                                                                                                FUNDS
                                                  TERM OF OFFICE*         PRINCIPAL            COMPLEX            OTHER
        NAME, ADDRESS             POSITION(S)      AND LENGTH OF    OCCUPATION(S) DURING      OVERSEEN        DIRECTORSHIPS
           AND AGE              HELD WITH FUND      TIME SERVED         PAST 5 YEARS         BY TRUSTEE      HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
                INDEPENDENT TRUSTEES (CONTINUED)
       JAMES L. PAPPAS              Trustee         Since 1989       Lykes Professor of       13                N/A
     880 Carillon Parkway                                            Banking and Finance
   St. Petersburg, FL 33716                                             since 1986 at
             (59)                                                    University of South
                                                                     Florida; President,
                                                                     Graduate School of
                                                                     Banking since 1995;
                                                                    Trustee and Chairman
                                                                     of the Board, Tampa
                                                                       Museum of Art.
----------------------------------------------------------------------------------------------------------------------------
      DAVID M. PHILLIPS             Trustee       Since inception       Executive in          13                N/A
     880 Carillon Parkway                            in 1985        Residence, University
   St. Petersburg, FL 33716                                         of North Carolina --
             (63)                                                   Wilmington; Chairman
                                                                       Emeritus of CCC
                                                                    Information Services,
                                                                            Inc.
----------------------------------------------------------------------------------------------------------------------------
         ERIC STATTIN               Trustee         Since 1987        Private Investor        13             Mill Creek Bank
     880 Carillon Parkway                                                since 1988.
   St. Petersburg, FL 33716
             (69)
----------------------------------------------------------------------------------------------------------------------------
      DEBORAH L. TALBOT             Trustee         Since 2002       Consultant/Advisor;      13                N/A
     880 Carillon Parkway                                            Member, Academy of
   St. Petersburg, FL 33716                                         Senior Professionals,
             (51)                                                   Eckerd College since
                                                                    1997; Member, Dean's
                                                                      Advisory Board of
                                                                     Fogelman School of
                                                                    Business, University
                                                                         of Memphis,
                                                                     1999-2000; Advisory
                                                                    Board Member, Center
                                                                     for Global Studies,
                                                                     Pennsylvania State
                                                                         University,
                                                                         1996-1999.
----------------------------------------------------------------------------------------------------------------------------

                                                                   Annual Report

--------------------------------------------------------------------------------

                              HERITAGE CASH TRUST
                             TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

                                                                                              NUMBER OF
                                                                                            PORTFOLIOS IN
                                                                                           HERITAGE MUTUAL
                                                                                                FUNDS
                                                  TERM OF OFFICE*         PRINCIPAL            COMPLEX            OTHER
        NAME, ADDRESS             POSITION(S)      AND LENGTH OF    OCCUPATION(S) DURING      OVERSEEN        DIRECTORSHIPS
           AND AGE              HELD WITH FUND      TIME SERVED         PAST 5 YEARS         BY TRUSTEE      HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
           OFFICERS
          K.C. CLARK            Executive Vice      Since 2000         Executive Vice         N/A               N/A
     880 Carillon Parkway          President                         President and Chief
   St. Petersburg, FL 33716           and                           Operating Officer of
             (43)                  Principal                        Heritage, since 2000;
                                   Executive                             Senior Vice
                                    Officer                         President -- Operations
                                                                    and Administration of
                                                                      Heritage, 1998 to
                                                                         2000; Vice
                                                                        President --
                                                                       Operations and
                                                                      Administration of
                                                                      Heritage, 1993 to
                                                                            1998.
----------------------------------------------------------------------------------------------------------------------------
       H. PETER WALLACE              Vice           Since 1993      Senior Vice President     N/A               N/A
     880 Carillon Parkway          President                            and Director
   St. Petersburg, FL 33716                                             Fixed Income
             (56)                                                      Investments of
                                                                    Heritage since 1993.
----------------------------------------------------------------------------------------------------------------------------
      DONALD H. GLASSMAN           Treasurer        Since 1989      Treasurer of Heritage     N/A               N/A
     880 Carillon Parkway                                                since 1989.
   St. Petersburg, FL 33716
             (45)
----------------------------------------------------------------------------------------------------------------------------
    CLIFFORD J. ALEXANDER          Secretary        Since 1985      Partner, Kirkpatrick      N/A               N/A
     880 Carillon Parkway                                            & Lockhart LLP (law
   St. Petersburg, FL 33716                                                firm).
             (58)
----------------------------------------------------------------------------------------------------------------------------
        ROBERT J. ZUTZ             Assistant        Since 1989      Partner, Kirkpatrick      N/A               N/A
     880 Carillon Parkway          Secretary                         & Lockhart LLP (law
   St. Petersburg, FL 33716                                                firm).
             (49)
----------------------------------------------------------------------------------------------------------------------------
      DEBORAH A. MALINA            Assistant        Since 2000           Compliance           N/A               N/A
     880 Carillon Parkway          Secretary                          Administrator of
   St. Petersburg, FL 33716                                         Heritage since 2000;
             (36)                                                   Assistant Supervisor
                                                                       of Operations,
                                                                      Heritage, 1997 to
                                                                            2000.
----------------------------------------------------------------------------------------------------------------------------

 * Trustees serve for the lifetime of the Trust or until they are removed, resign or retire. The Board has adopted a retirement policy that requires Trustees to retire at the age of 72 for those Trustees in office prior to August 2000, and at the age 70 for those Trustees who are elected to office after August 2000. Officers are elected annually for one year terms. The Trust's Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request, by calling (800) 421-4184.

** Messrs. James and Riess are "interested" persons of the Trust as that term is defined by the Investment Company Act of 1940. Mr. James is affiliated with RJA and RJF. Mr. Riess is affiliated with Heritage and RJF.

                                                                   Annual Report

HERITAGE CASH TRUST -- MONEY MARKET FUND is a member of the Heritage Family of Mutual Funds. Other investment alternatives available to you from Heritage include:

                     -   HERITAGE CASH TRUST
                             MUNICIPAL MONEY MARKET FUND
                     -   HERITAGE CAPITAL APPRECIATION TRUST
                     -   HERITAGE GROWTH AND INCOME TRUST
                     -   HERITAGE INCOME TRUST
                             HIGH YIELD BOND FUND
                             INTERMEDIATE GOVERNMENT FUND
                     -   HERITAGE SERIES TRUST
                             AGGRESSIVE GROWTH FUND
                             GROWTH EQUITY FUND
                             INTERNATIONAL EQUITY FUND
                             MID CAP STOCK FUND
                             SMALL CAP STOCK FUND
                             TECHNOLOGY FUND
                             VALUE EQUITY FUND

We are pleased that many of you are also investors in these funds. For more complete information, including fees, risks and expenses, contact your financial advisor or call Heritage Family of Funds at 800-421-4184 for a prospectus. Read the prospectus carefully before you invest or send money. This report is for the information of shareholders of Heritage Cash Trust -- Money Market Fund. It may also be used as sales literature when preceded or accompanied by a prospectus for that Fund.

                                (HERITAGE LOGO)

                       The Intelligent Creation of Wealth

                 Raymond James & Associates, Inc., Distributor
                      Member New York Stock Exchange/SIPC
                              880 Carillon Parkway
                            St. Petersburg, FL 33716
                        (727) 573-8143 - (800) 421-4184
                             www.heritagefunds.com

             Not FDIC Insured - May Lose Value - No Bank Guarantee

325M 8/02 (RECYCLE LOGO) Printed on recycled paper AR5361MM